Deferred tax assets and liabilities - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 964	$ 935	$ 6,536
Recognized in income	1,443	114	(5,535)
Recognized in equity	0	0	0
Translation differences	80	(85)	(66)
Ending balance	2,487	964	935
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	31	169	238
Recognized in income	(32)	(121)	(61)
Recognized in equity	0	0	0
Translation differences	2	(17)	(8)
Ending balance	1	31	169
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	37	23	52
Recognized in income	2	15	(24)
Recognized in equity	0	0	0
Translation differences	5	(1)	(5)
Ending balance	44	37	23
Unused tax losses & tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	896	743	6,246
Recognized in income	1,473	220	(5,450)
Recognized in equity	0	0	0
Translation differences	73	(67)	(53)
Ending balance	$ 2,442	$ 896	$ 743